Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended		Year ended
	December 31, 2017		December 31, 2016
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price
Options outstanding, beginning	1,640,000	$0.19	234,700	$2.16
Options granted	1,150,000	0.50	1,475,000	0.10
Options exercised	(125,000)	0.10	-	-
Options expired/forfeited	(2,500)	1.00	(69,700)	4.88
Options outstanding, ending	2,662,500	$0.33	1,640,000	$0.19

Options exercisable, ending	2,602,500	$0.32	902,500	$0.26

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Weighted average	Weighted average	Number of options
exercise price	contractual life	outstanding
$1.00	0.01 years	162,500
$0.10	3.50 years	1,350,000
$0.22	4.70 years	100,000
$0.40	4.76 years	550,000
$0.60	4.81 years	325,000
$0.80	4.87 years	175,000
$0.33	3.50 years	2,662,500

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2017	2016
Share price	$0.44	$0.06
Exercise price	$0.50	$0.10
Expected life of options	5 years	5 years
Annualized volatility	100%	102%
Risk-free interest rate	1.60%	0.62%
Dividend rate	0%	0%

Disclosure of detailed information about warrants, activity [Table Text Block]
	Year		Year ended
	December 31, 2017		December 31, 2016
		Average		Average
	Number of	exercise	Number of	exercise
	warrants	price	warrants	price
Warrants outstanding, beginning	13,444,147	$0.10	1,052,680	$0.24
Warrants issued	13,809,600	0.25	12,600,800	0.10
Warrants exercised	(855,000)	0.06	-	-
Warrants expired	(944,147)	0.10	(209,333)	0.80
Warrants outstanding, ending	25,454,600	$0.18	13,444,147	$0.10

Disclosure of detailed information about warrants outstanding [Table Text Block]
Weighted average	Weighted average	Number of warrants
exercise price	contractual life	outstanding
$0.35	0.81 years	396,000
$0.70	0.98 years	173,600
$0.07	2.67 years	7,583,333
$0.45	2.82 years	3,375,000
$0.70	2.98 years	1,531,667
$0.10	3.27 years	12,395,000
$0.18	2.95 years	25,454,600